Fair Value Measurements - Schedule of Warrants Fair Value was Established (Details) - Warrant [Member]	Dec. 31, 2024	Dec. 31, 2023
Dividend Yield on the Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants fair value measurement input
Expected Share Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants fair value measurement input	91	99
Risk-free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants fair value measurement input	5	4.2
ADS Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants fair value measurement input	0.019	0.6